INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Investment in Marketable Securities

	At December 31, 2013
	Cost/Equity	Unrealized		Fair/Equity
	Basis	Gain	Loss	Basis
Current:
Marketable Equity Securities:
Gabriel Resources Ltd.	$37	$—	$—	$37
Paladin Energy Ltd.	21	1	—	22
Other	19	4	(4)	19

	$77	$5	$(4)	$78

Long-term:
Marketable Debt Securities:
Asset backed commercial paper	$23	$2	$—	$25
Auction rate securities	8	—	(3)	5

	31	2	(3)	30

Marketable Equity Securities:
Regis Resources Ltd.	165	88	—	253
Other	30	5	—	35

	195	93	—	288

Other investments, at cost	13	—	—	13

Investment in Affiliates:
Minera La Zanja S.R.L	92	—	—	92
Novo Resources Corp.	16	—	—	16

	$347	$95	$(3)	$439

	At December 31, 2012
	Cost/Equity	Unrealized		Fair/Equity
	Basis	Gain	Loss	Basis
Current:
Marketable Equity Securities:
Paladin Energy Ltd.	$60	$—	$(3)	$57
Other	17	14	(2)	29

	$77	$14	$(5)	$86

Long-term:
Marketable Debt Securities:
Asset backed commercial paper	$25	$—	$(6)	$19
Auction rate securities	7	—	(2)	5

	32	—	(8)	24

Marketable Equity Securities:
Canadian Oil Sands Trust	310	318	—	628
Gabriel Resources Ltd.	78	42	—	120
Regis Resources Ltd.	166	352	—	518
Other	65	14	—	79

	619	726	—	1,345

Other investments, at cost	12	—	—	12

Investment in Affiliates:
Minera La Zanja S.R.L	65	—	—	65

	$728	$726	$(8)	$1,446

Gross Unrealized Losses and Fair Value of the Company's Investments

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or Greater		Total
At December 31, 2013	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Asset backed commercial paper	$—	$—	$25	$—	$25	$—
Auction rate securities	—	—	5	3	5	3
Marketable equity securities	54	4	—	—	54	4

	$54	$4	$30	$3	$84	$7

	Less than 12 Months		12 Months or Greater		Total
At December 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Asset backed commercial paper	$—	$—	$19	$6	$19	$6
Auction rate securities	—	—	5	2	5	2
Marketable equity securities	79	5	—	—	79	5

	$79	$5	$24	$8	$103	$13